Derivative Financial Instruments - Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012
Selling, marketing and administration [Member] | Currency Option Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		$ 2
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Revenue [Member] | Currency Option Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(10)	8
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(5)	(3)
Cost of sales [Member] | Currency Option Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		1
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Research and development [Member] | Currency Option Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(1)	3
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(1)
Currency Forward Contracts [Member] | Selling, marketing and administration [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(2)	6
Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Ineffective Portion)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	5	12
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Ineffective Portion)	8	(2)
Currency Forward Contracts [Member] | Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	7	16
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	52	(83)
Currency Forward Contracts [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(1)	5
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	5	11
Currency Forward Contracts [Member] | Research and development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(1)	10
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ 11	$ 15